Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 11 - Related Party Transactions

During the twelve months ended December 31, 2012 and 2011, the Company paid rent of $2,400 and $2,400, respectively, for its office in Barbados to a company with a director in common.

During the twelve months ended December 31, 2012 and 2011, the Company paid $101,500 and $35,500, in management fees respectively to officers of the Company.

During the twelve months ended December 31, 2012 and 2011, the Company paid $89,250 and $NIL, in directors fees respectively to directors of the Company

Convertible Promissory Notes Payable

In 2009, the Company issued two convertible promissory notes totalling $296,960 with one of its shareholders. The promissory notes were due on demand and unsecured. Each promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of 100% of the proceeds, representing the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. As the notes were due on demand, the discount was amortized immediately as a charge to income in 2009. One of the notes was for $96,960 with interest at 10% per annum. The other note, for $200,000, had an interest rate of 7% per annum. The Company accrued interest expenses of $3,356 and $20,048 for the years ended December 31, 2012 and 2011, respectively. At December 31, 2011, the $96,960 note had been repaid. The other convertible promissory note had a remaining principal balance of $168,744 at December 31, 2011. It was repaid in total during 2012.

In 2010, the Company issued an additional convertible promissory note of $350,000 at 7% interest rate per annum to the same shareholder. The promissory note is due on demand, unsecured with a conversion rate of $0.25 per common share at the option of the holder. The Company recognized and measured an aggregate of 100% of the proceeds, representing the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. As the note was due on demand, the discount was amortized immediately as a charge to income in 2010. The Company accrued interest expenses of $24,567 and $24,500 for the year ended December 31, 2012 and 2011, respectively.

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 ‘09	96,960	24,793	121,753	121,753	-
May 08 ‘09	200,000	40,443	240,443	240,443	-
Aug 31 ‘10	350,000	57,256	407,256	7,804	399,452

	$646,960	$122,492	$769,452	$370,000	$399,452

General Security Agreement

On April 16, 2011, the Company entered into a General Security Agreement with respect to the notes payable establishing a security position over all Company assets. New terms for the loans, were established and are set out as follows:

a.	Monthly interest and principal minimum payment of $10,000 shall commence beginning June 1, 2011 and shall be paid monthly thereafter
b.	The entire loan amount outstanding shall be repaid on the earlier of

i) At the option of the Company, at any time after November 2011

ii) 36 months from the date of April 16, 2011

iii) The date of demand by the shareholder in the event of the occurrence of an event of default under this agreement or change in the business of the Company

As at December 31, 2012, the Company has repaid the lender an aggregate of principal and interest totaling $370,000 ($190,000 as at December 31, 2011).